DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of fair value of derivative financial instruments

USDm	2025	2024	2023
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements — fair value through profit and loss	2.0	7.8	1.7
Bunker swaps — fair value through profit and loss	(0.8)	0.3	(0.2)
Bunker swaps — hedge accounting	—	0.1	(0.5)

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts — hedge accounting	0.9	(2.3)	0.5
Interest rate swaps — hedge accounting	8.3	24.7	35.3
Fair value of derivatives as of December 31	10.4	30.6	36.8

Schedule of derivative financial instruments disclosed in the balance sheet	Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2025
Offsetting financial assets and financial liabilities:
Gross amount	11.6	(1.2)
Offsetting amount	(0.7)	0.7
Net amount presented in the balance sheet	10.9	(0.5)

	Financial	Financial
USDm	assets	liabilities
2024
Offsetting financial assets and financial liabilities:
Gross amount	32.9	(2.3)
Offsetting amount	—	—
Net amount presented in the balance sheet	32.9	(2.3)

	Financial	Financial
USDm	assets	liabilities
2023
Offsetting financial assets and financial liabilities:
Gross amount	37.7	(0.9)
Offsetting amount	(0.1)	0.1
Net amount presented in the balance sheet	37.6	(0.8)

Schedule of derivative financial instruments designated as hedge accounting	At year-end 2025, 2024, and 2023, TORM held the following derivative financial instruments designated as hedge accounting:

2025	Notional value	Unit	2026	2027	After 2027
Forward exchange contracts (USD/DKK) ¹⁾	341.3	DKKm	341.3	—	—
Interest rate swaps ²⁾	414.2	USDm	20.2	124.4	269.5
Bunker swaps ³⁾	2,400.0	MT	2,400.0	—	—
1) The average hedge of USD/DKK currency was 6.4
2) The average interest rate was 2.76% p.a. plus margin
3) The average price of the hedging instruments was $391.0

Hedge accounting			Expected maturity
2024	Notional value	Unit	2025	2026	After 2026
Forward exchange contracts (USD/DKK) ¹⁾	348.9	DKKm	348.9	—	—
Interest rate swaps ²⁾	498.7	USDm	134.5	95.2	268.9
Bunker swaps ³⁾	9,000.0	MT	9,000.0	—	—
1) The average hedge of USD/DKK currency was 6.8
2) The average interest rate was 1.29 p.a. plus margin.
3) The average price of the hedging instruments was $391.0

Hedge accounting			Expected maturity
2023	Notional value	Unit	2024	2025	After 2025
Forward exchange contracts (USD/DKK) ¹⁾	325.5	DKKm	325.5	—	—
Interest rate swaps ²⁾	923.0	USDm	103.3	172.0	647.7
Bunker swaps ³⁾	9,600.0	MT	9,600.0	—	—
1) The average hedge of USD/DKK currency was 6.8
2) The average interest rate was 1.45 p.a. plus margin.
3) The average price of the hedging instruments was $539.2

Schedule of realized amounts and fair value adjustments for derivative financial instruments	The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2025, 2024 and 2023.

Income statement					Other comprehensive income		Equity
USDm	Port expenses, bunkers, and commissions	Financial items	Operating expenses	Admini- strative expenses	Transfer to income statement	Fair value adjustment	Hedging reserves as of December 31
2025
Forward freight agreements	(6.7)	—	—	—	—	—	—
Bunker swaps	—	—	—	—	(0.1)	(0.2)	(0.1)
Forward exchange contracts	—	—	0.7	0.5	(1.2)	4.4	0.9
Interest rate swaps	—	13.5	—	—	(12.6)	(3.1)	7.8
Total	(6.7)	13.5	0.7	0.5	(13.9)	1.1	8.6

2024
Forward freight agreements	8.2	—	—	—	—	—	—
Bunker swaps	(0.1)	—	—	—	0.1	0.5	0.1
Forward exchange contracts	—	—	(0.6)	(0.5)	1.1	(4.0)	(2.3)
Interest rate swaps	—	22.5	—	—	(20.9)	10.5	23.7
Total	8.1	22.5	(0.6)	(0.5)	(19.7)	7.0	21.5

2023
Forward freight agreements	23.0	—	—	—	—	—	—
Bunker swaps	1.0	—	—	—	0.3	(0.8)	(0.5)
Forward exchange contracts	—	—	—	(0.1)	0.1	0.1	0.5
Interest rate swaps	—	24.7	—	—	(22.3)	3.7	34.1
Total	24.0	24.7	—	(0.1)	(21.9)	3.0	34.1